Balances and Transactions with Related Parties - Additional Information (Detail) - CHNC [member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchase of gas and crude oil	$ 14,962	$ 21,595	$ 14,295
Net balance payable	$ 6,462	$ 2,066	$ 2,064